UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road
Broomall, PA 19008

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

215-882-9983

Date of fiscal year end: September 30, 2019

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Activities Related to Credit Intermediation - 2.3%
106,802	The Western Union Co.	$2,124,292
Agriculture, Construction, and Mining Machinery Manufacturing - 2.7%
17,769	Caterpillar, Inc.	2,421,737
Apparel, Piece Goods, and Notions Merchant Wholesalers - 2.4%
19,318	Ralph Lauren Corp.	2,194,332
Clothing Stores - 4.5%
117,109	American Eagle Outfitters, Inc.	1,979,142
91,869	Urban Outfitters, Inc. (a)	2,090,020
		4,069,162
Computer and Peripheral Equipment Manufacturing - 2.5%
49,298	Seagate Technology PLC (b)	2,322,922
Converted Paper Product Manufacturing - 2.4%
23,283	Packaging Corp of America	2,219,336
Electronics and Appliance Stores - 2.6%
33,780	Best Buy Co., Inc.	2,355,479
Employment Services - 2.5%
24,038	ManpowerGroup, Inc.	2,322,071
Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.6%
13,894	Cummins, Inc.	2,380,598
Health and Personal Care Stores - 2.5%
16,922	McKesson Corp.	2,274,148
Independent Artists, Writers, and Performers - 2.4%
74,258	Viacom, Inc.	2,218,086
Industrial Machinery Manufacturing - 2.6%
53,700	Applied Materials, Inc.	2,411,667
Iron and Steel Mills and Ferroalloy Manufacturing - 5.3%
43,493	Nucor Corp.	2,396,464
81,779	Steel Dynamics, Inc.	2,469,726
		4,866,190
Motor Vehicle Body and Trailer Manufacturing - 2.5%
39,317	Thor Industries, Inc.	2,298,079
Motor Vehicle Manufacturing - 2.7%
29,016	Oshkosh Corp.	2,422,546
Motor Vehicle Parts Manufacturing - 7.8%
49,886	Allison Transmission Holdings, Inc.	2,312,216
56,548	BorgWarner, Inc.	2,373,885
16,498	Lear Corp.	2,297,676
		6,983,777
Newspaper, Periodical, Book, and Directory Publishers - 2.3%
138,283	TEGNA, Inc.	2,094,987
Nondepository Credit Intermediation - 2.6%
80,097	H&R Block, Inc.	2,346,842

Oil and Gas Extraction - 2.4%
43,654	Occidental Petroleum Corp.	2,194,923
Other Leather and Allied Product Manufacturing - 2.5%
71,840	Tapestry, Inc.	2,279,483
Petroleum and Coal Products Manufacturing - 2.8%
54,749	Hollyfrontier Corp.	2,533,784
Pharmaceutical and Medicine Manufacturing - 6.9%
46,376	Bristol-Myers Squibb Co.	2,103,151
33,649	Gilead Sciences, Inc.	2,273,326
24,960	United Therapeutics Corp. (a)	1,948,378
		6,324,855
Pulp, Paper, and Paperboard Mills - 2.4%
49,490	International Paper Co.	2,143,907
Radio and Television Broadcasting - 4.8%
39,343	AMC Networks, Inc. (a)	2,143,800
44,568	CBS Corp.	2,223,943
		4,367,743
Residential Building Construction - 2.4%
68,010	PulteGroup, Inc.	2,150,476
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.5%
26,573	LyondellBasell Industries NV (b)	2,288,732
Scheduled Air Transportation - 2.5%
44,425	Southwest Airlines Co.	2,255,902
Scientific Research and Development Services - 2.4%
9,511	Biogen, Inc. (a)	2,224,338
Semiconductor and Other Electronic Component Manufacturing - 7.7%
48,407	Intel Corp.	2,317,243
12,022	Lam Research Corp.	2,258,213
62,970	Micron Technology, Inc. (a)	2,430,012
		7,005,468
Shoe Stores - 2.4%
53,157	Foot Locker, Inc.	2,228,341
Traveler Accommodation - 2.5%
52,814	Wyndham Destinations, Inc.	2,318,535
	TOTAL COMMON STOCKS (Cost $95,268,578)	90,642,738
MONEY MARKET FUNDS - 0.3%
295,102	First American Government Obligations Fund, 2.30% (c)	295,102
	TOTAL MONEY MARKET FUNDS (Cost $295,102)	295,102

	TOTAL INVESTMENTS - (Cost $95,563,680) - 99.7%	90,937,840
	Other Assets in Excess of Liabilities - 0.3%	230,170
	TOTAL NET ASSETS - 100.0%	$91,168,010

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.
(c) Rate shown is the 7-day effective yield.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 98.7%
Australia - 11.2%
198,928	BlueScope Steel Ltd.	$1,682,872
312,493	Iluka Resources Ltd.	2,362,784
106,389	JB Hi-Fi Ltd.	1,930,747
799,720	South32 Ltd.	1,785,390
635,225	Whitehaven Coal Ltd.	1,632,212
		9,394,005
Finland - 2.2%
69,129	UPM-Kymmene Oyj	1,837,036
France - 2.3%
77,366	Peugeot SA	1,906,373
Germany - 2.3%
37,178	Covestro AG (a) (Cost: $3,139,557; Original Acquisition Date: 11/8/2017)	1,890,120
Hong Kong - 2.1%
1,981,260	Nine Dragons Paper Holdings Ltd.	1,757,637
Italy - 2.3%
116,188	Eni S.p.A.	1,929,707
Japan - 52.4%
68,300	Advantest Corp.	1,878,305
98,900	Brother Industries Ltd.	1,866,730
155,600	Haseko Corp.	1,573,102
43,800	Hitachi High-Technologies Corp.	2,250,633
203,100	Inpex Corp.	1,829,718
128,600	Kajima Corp.	1,762,934
160,600	Mazda Motor Corp.	1,675,042
338,000	Mitsubishi Motors Corp.	1,617,660
138,700	Nikon Corp.	1,960,569
44,100	Nippon Telegraph & Telephone Corp.	2,052,124
132,400	Nippon Television Holdings, Inc.	1,959,935
189,600	NSK Ltd.	1,688,225
86,500	NTT Docomo, Inc.	2,015,779
33,900	Okuma Corp.	1,738,784
47,000	Sankyo Co., LTD.	1,700,134
57,900	Showa Denko KK	1,702,388
38,800	Sony Corp.	2,032,578
149,300	Sumco Corp.	1,775,287
55,200	Sumitomo Heavy Industries Ltd.	1,896,916
41,600	Suzuki Motor Corp.	1,953,925
43,500	Taisei Corp.	1,579,581
79,100	THK Co., Ltd.	1,889,185
164,600	Tokai Carbon Co Ltd.	1,715,999
122,200	Tosoh CORP.	1,717,136
		43,832,669
Norway - 4.3%
64,449	Aker BP ASA	1,847,994
88,838	Equinor ASA	1,754,276
		3,602,270

Spain - 2.2%
249,464	Mediaset Espana Comunicacion SA	1,813,758
Sweden - 2.4%
110,027	SKF AB	2,023,133
United Kingdom - 15.0%
247,029	Barratt Developments PLC	1,796,335
38,917	Berkeley Group Holdings PLC	1,843,965
1,358,996	Centrica PLC	1,514,962
237,116	Inchcape PLC	1,854,939
66,916	Persimmon PLC	1,697,056
32,704	Rio Tinto PLC	2,026,998
687,813	Tullow Oil PLC	1,829,964
		12,564,219
	TOTAL COMMON STOCKS (Cost $88,309,216)	82,550,927

MONEY MARKET FUNDS - 0.9%
740,846	First American Government Obligations Fund, 2.30% (b)	740,846
	TOTAL MONEY MARKET FUNDS (Cost $740,846)	740,846

	TOTAL INVESTMENTS (Cost $89,050,062) - 99.6%	83,291,773
	Other Assets in Excess of Liabilities - 0.4%	333,284
	TOTAL NET ASSETS - 100.0%	$83,625,057

Percentages are stated as a percent of net assets.
(a) Restricted Security.

(b) Rate shown is the 7-day effective yield.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 1.7%
11,071	Paylocity Holding Corp. (a)	$1,038,681
Activities Related to Credit Intermediation - 2.0%
7,120	Euronet Worldwide, Inc. (a)	1,197,869
Advertising, Public Relations, and Related Services - 2.1%
5,619	The Trade Desk Inc. (a)	1,279,896
Aerospace Product and Parts Manufacturing - 2.3%
10,048	HEICO Corp.	1,344,523
Agencies, Brokerages, and Other Insurance Related Activities - 2.4%
5,632	Erie Indemnity Co.	1,432,105
Architectural, Engineering, and Related Services - 1.9%
52,983	NeoGenomics, Inc. (a)	1,162,447
Automotive Parts, Accessories, and Tire Stores - 1.9%
3,053	O'Reilly Automotive, Inc. (a)	1,127,534
Boiler, Tank, and Shipping Container Manufacturing - 2.2%
18,452	Ball Corp.	1,291,455
Business Support Services - 1.9%
8,789	Atlassian Corp PLC (a)(b)	1,149,953
Cable and Other Subscription Programming - 2.0%
996	Cable One, Inc.	1,166,306
Communications Equipment Manufacturing - 2.2%
32,267	Ciena Corp. (a)	1,327,142
Computer Systems Design and Related Services - 6.1%
17,778	Cadence Design Systems, Inc. (a)	1,258,860
8,273	CyberArk Software Ltd. (a)(b)	1,057,620
10,491	Okta, Inc. (a)	1,295,744
		3,612,224
Data Processing, Hosting, and Related Services - 2.0%
8,430	Wix.com Ltd. (a)(b)	1,197,903
Drugs and Druggists' Sundries Merchant Wholesalers - 2.0%
10,688	The Procter & Gamble Co.	1,171,939
Home Health Care Services - 4.0%
10,135	Amedisys, Inc. (a)	1,230,490
9,825	LHC Group, Inc. (a)	1,174,874
		2,405,364
Insurance Carriers - 1.9%
49,619	Radian Group, Inc.	1,133,794
Machinery, Equipment, and Supplies Merchant Wholesalers - 2.1%
13,830	Everbridge, Inc. (a)	1,236,678
Management of Companies and Enterprises - 1.9%
67,918	AES Corp.	1,138,306
Management, Scientific, and Technical Consulting Services - 2.0%
18,085	Booz Allen Hamilton Holding Corp.	1,197,408
Manufacturing and Reproducing Magnetic and Optical Media - 2.1%
8,047	MongoDB, Inc. (a)	1,223,868
Medical Equipment and Supplies Manufacturing - 1.9%
17,155	Tandem Diabetes Care, Inc. (a)	1,106,841
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 4.2%
15,402	Keysight Technologies, Inc. (a)	1,383,254
16,250	Mercury Systems, Inc. (a)	1,143,187
		2,526,441
Newspaper, Periodical, Book, and Directory Publishers - 1.8%
33,252	The New York Times Co.	1,084,680

Offices of Physicians - 2.2%
20,936	Novocure Ltd. (a)(b)	1,323,783
Other Amusement and Recreation Industries - 1.8%
14,845	Planet Fitness, Inc. (a)	1,075,372
Other Financial Investment Activities - 3.7%
18,742	Alarm.com Holdings, Inc. (a)	1,002,697
5,113	MSCI, Inc.	1,220,933
		2,223,630
Other Food Manufacturing - 1.9%
7,338	McCormick & Co Inc.	1,137,463
Other Information Services - 4.0%
30,354	Chegg, Inc. (a)	1,171,361
5,801	VeriSign, Inc. (a)	1,213,337
		2,384,698
Other Telecommunications - 1.8%
9,288	RingCentral, Inc. (a)	1,067,377
Pharmaceutical and Medicine Manufacturing - 1.8%
9,719	Eli Lilly & Co.	1,076,768
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.1%
5,464	Paycom Software, Inc. (a)	1,238,798
Radio and Television Broadcasting - 1.8%
10,696	Nexstar Media Group, Inc.	1,080,296
Restaurants and Other Eating Places - 4.0%
1,668	Chipotle Mexican Grill, Inc. (a)	1,222,444
7,794	Wayfair, Inc. (a)	1,137,924
		2,360,368
Semiconductor and Other Electronic Component Manufacturing - 4.6%
26,546	Inphi Corp. (a)	1,329,955
7,584	Universal Display Corp.	1,426,247
		2,756,202
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.9%
15,309	Church & Dwight Co, Inc.	1,118,475
Software Publishers - 13.7%
10,023	Coupa Software, Inc. (a)	1,269,012
3,770	Fair Isaac Corp. (a)	1,183,855
14,594	Fortinet, Inc. (a)	1,121,257
6,052	HubSpot, Inc. (a)	1,031,987
8,507	Twilio, Inc. (a)	1,159,930
8,052	Veeva Systems, Inc. (a)	1,305,310
5,273	Workday, Inc. (a)	1,084,023
		8,155,374
	TOTAL COMMON STOCKS (Cost $53,015,826)	59,551,961

MONEY MARKET FUNDS - 0.1%
65,313	First American Government Obligations Fund, 2.30% (c)	65,313
	TOTAL MONEY MARKET FUNDS (Cost $65,313)	65,313

	TOTAL INVESTMENTS - 100.0% (Cost $53,081,139)	59,617,274
	Liabilities in Excess of Other Assets - 0.0% (d)	(25,006)
	TOTAL NET ASSETS - 100.0%	$59,592,268

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.
(c) Rate shown is the 7-day effective yield.
(d) Rounds to zero.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%
Australia - 19.1%
73,055	Afterpay Touch Group Ltd. (a)	$1,285,797
22,622	ASX Ltd.	1,308,182
978,683	Beach Energy Ltd.	1,363,862
218,779	Fortescue Metals Group Ltd.	1,385,416
40,691	Magellan Financial Group Ltd.	1,456,923
17,490	Rio Tinto Ltd.	1,274,054
473,066	Telstra Corp Ltd.	1,278,647
70,997	WiseTech Global Ltd.	1,381,162
		10,734,043
Austria - 2.1%
23,190	Verbund AG	1,212,990
Belgium - 1.6%
15,688	Colruyt SA	909,780
Denmark - 4.4%
14,667	Orsted A/S (b) (Cost: $1,089,584; Original Acquisition Date: 3/5/2019)	1,268,251
37,436	Tryg A/S	1,217,041
		2,485,292
France - 4.6%
25,567	Edenred	1,304,181
8,325	Sartorius Stedim Biotech	1,312,984
		2,617,165
Germany - 2.5%
17,270	CompuGroup Medical SE	1,394,278
Hong Kong - 1.8%
216,689	Vitasoy International Holdings Ltd.	1,041,601
Israel - 6.4%
93,615	Alony Hetz Properties & Investments Ltd.	1,213,469
303,154	Israel Discount Bank Ltd.	1,237,658
8,495	Nice Ltd. (a)	1,154,709
		3,605,836
Italy - 4.7%
71,327	Azimut Holding S.p.A.	1,373,124
120,710	Poste Italiane S.p.A. (b) (Cost: $1,208,289; Original Acquisition Date: 6/4/2019)	1,271,022
		2,644,146
Japan - 12.6%
46,500	Fancl Corp.	1,142,930
48,200	Itochu Techno-Solutions Corp.	1,234,786
27,200	Keihan Holdings Co. Ltd.	1,184,473
97,900	Olympus Corp.	1,086,012
115,200	Rakuten, Inc.	1,367,676
18,900	SUZUKEN CO., LTD.	1,107,898
		7,123,775
Netherlands - 4.4%
13,251	Takeaway.com N.V. (a)(b) (Cost: $1,168,754; Original Acquisition Date: 6/4/2019)	1,241,580
16,832	Wolters Kluwer N.V.	1,225,322
		2,466,902

Norway - 2.2%
60,258	Gjensidige Forsikring ASA	1,213,573
Spain - 8.5%
10,809	Acciona SA	1,160,262
49,728	Ferrovial SA	1,272,844
125,668	Iberdrola SA	1,252,636
41,052	Naturgy Energy Group SA	1,131,062
		4,816,804
Sweden - 6.8%
87,030	Getinge AB	1,371,127
29,428	ICA Gruppen AB	1,265,073
81,251	Wihlborgs Fastigheter AB	1,177,709
		3,813,909
Switzerland - 6.6%
11,666	Nestle SA	1,207,709
13,506	Novartis AG	1,234,107
2,584	Swiss Life Holding AG	1,280,618
		3,722,434
United Kingdom - 11.2%
162,410	Auto Trader Group PLC (b) (Cost: $1,025,045; Original Acquisition Date: 3/5/2019)	1,129,855
25,109	AVEVA Group PLC	1,288,884
51,141	Halma PLC	1,311,924
49,447	Micro Focus International PLC	1,296,097
11,177	Spirax-Sarco Engineering PLC	1,303,744
		6,330,504
	TOTAL COMMON STOCKS (Cost $51,638,492)	56,133,032

MONEY MARKET FUNDS - 0.3%
156,213	First American Government Obligations Fund, 2.30% (c)	156,213
	TOTAL MONEY MARKET FUNDS (Cost $156,213)	156,213

	TOTAL INVESTMENTS (Cost $51,794,705) - 99.8%	56,289,245
	Other Assets in Excess of Liabilities - 0.2%	140,846
	TOTAL NET ASSETS - 100.0%	$56,430,091

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Restricted Security.
(c) Rate shown is the 7-day effective yield.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 102.1%
704,693	Alpha Architect U.S. Quantitative Value ETF (a)(b)	$19,761,283
877,782	Alpha Architect International Quantitative Value ETF (a)(b)	23,649,027
678,428	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	21,275,977
929,374	Alpha Architect International Quantitative Momentum ETF (a)(b)	24,385,194
	TOTAL INVESTMENT COMPANIES (Cost $96,247,145)	89,071,481

MONEY MARKET FUNDS - 0.8%
722,004	First American Government Obligations Fund, 2.30% (c)	722,004
	TOTAL MONEY MARKET FUNDS (Cost $722,004)	722,004

	TOTAL INVESTMENTS (Cost $96,969,149) - 102.9%	89,793,485
	TOTAL SECURITIES SOLD SHORT - (77.6)% (Proceeds $66,023,198)	(67,692,783)
	Assets in Excess of Other Liabilities - 74.7%	65,184,533
	TOTAL NET ASSETS - 100.0%	$87,285,235

Percentages are stated as a percent of net assets.

(a) Affiliated Fund.
(b) All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $59,499,530.
(c) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
June 30, 2019 (Unaudited)
Shares		Value
INVESTMENT COMPANIES - 77.6%
720,533	ISHARES TR MSCI EAFE ETF	$47,360,634
69,393	SPDR S&P 500 ETF TRUST	20,332,149
	TOTAL INVESTMENT COMPANIES (Proceeds $66,023,198)	67,692,783
	TOTAL SECURITIES SOLD SHORT - 77.6% (Proceeds $66,023,198)	$67,692,783

The accompanying notes are an integral part of these financial statements.

Affiliated Underlying Funds

Information regarding the Alpha Architect Value Momentum Trend ETF purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds for the period September 30, 2018, through June 30, 2019 is as follows:

					Change in
	Value,			Net	Unrealized	Value,		Capital
	beginning		Proceeds	Realized	Appreciation	end	Dividend	Gain
	of period	Purchases	from Sales	Gains (Losses)	(Depreciation)	of period	Income	Distributions

Alpha Architect U.S. Quantitative Value ETF	$ 29,345,942	$ 1,961,520	$ (9,039,747)	$ 558,060	(3,064,492)	$ 19,761,283	$ 218,215	$ -
Alpha Architect International Quantitative Value ETF	33,678,558	2,251,322	(8,365,241)	(400,669)	(3,514,943)	23,649,027	231,035	-
Alpha Architect U.S. Quantitative Momentum ETF	35,830,084	2,223,044	(13,329,013)	655,317	(4,103,455)	21,275,977	13,112	-
Alpha Architect International Quantitative Momentum ETF	32,100,326	2,534,285	(7,532,845)	(52,271)	(2,664,301)	24,385,194	80,789	-
	$ 130,954,910	$ 8,970,171	$ (38,266,846)	$ 760,437	$ (13,347,191)	$ 89,071,481	$ 543,151	$ -

	Shares,			Shares,
	beginning	# of Shares	# of Shares	end
	of period	Purchased	Sold	of period

Alpha Architect U.S. Quantitative Value ETF	946,338	74,537	(316,182)	704,693
Alpha Architect International Quantitative Value ETF	1,096,450	86,586	(305,254)	877,782
Alpha Architect U.S. Quantitative Momentum ETF	1,053,826	84,683	(460,081)	678,428
Alpha Architect International Quantitative Momentum ETF	1,125,419	104,737	(300,782)	929,374

The unaudited cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Cost of Investments - Assets
	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Value ETF	Value ETF
Cost of investments	$95,563,680	$89,050,062
Gross unrealized appreciation	$3,753,882	$4,095,030
Gross unrealized depreciation	$(8,379,722)	$(9,853,319)
Net unrealized appreciation/(depreciation)	$(4,625,840)	$(5,758,289)

	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Momentum ETF	Momentum ETF
Cost of investments	$53,081,139	$51,794,705
Gross unrealized appreciation	$7,177,950	$5,323,110
Gross unrealized depreciation	$(641,815)	$(828,570)
Net unrealized appreciation/(depreciation)	$6,536,135	$4,494,540

	Alpha Architect
	Value Momentum
	Trend ETF
Cost of investments	$96,969,149
Gross unrealized appreciation	$1,842,136
Gross unrealized depreciation	$(9,017,800)
Net unrealized appreciation/(depreciation)	$(7,175,664)

The unaudited cost basis of securities sold short for federal income tax purposes at June 30, 2019 was as follows*:

Cost of Investments - Liabilities
Alpha Architect
Value Momentum
Trend ETF
Proceeds from securities sold short	$(66,023,198)
Gross unrealized appreciation	$-
Gross unrealized depreciation	$(1,669,585)
Net unrealized appreciation/(depreciation)	$(1,669,585)

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above tables do not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of June 30, 2019:

	Alpha Architect U.S. Quantitative Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$90,642,738	$-	$-	$90,642,738
Money Market Funds*	295,102			295,102
Total Investments in Securites	$90,937,840	$-	$-	$90,937,840

	Alpha Architect International Quantitative Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$82,550,927	$-	$-	$82,550,927
Money Market Funds*	740,846			740,846
Total Investments in Securites	$83,291,773	$-	$-	$83,291,773

	Alpha Architect U.S. Quantitative Momentum ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$59,551,961	$-	$-	$59,551,961
Money Market Funds*	65,313			65,313
Total Investments in Securites	$59,617,274	$-	$-	$59,617,274

	Alpha Architect International Quantitative Momentum ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$56,133,032	$-	$-	$56,133,032
Money Market Funds*	156,213			156,213
Total Investments in Securites	$56,289,245	$-	$-	$56,289,245

	Alpha Architect Value Momentum Trend ETF
Assets	Level 1	Level 2	Level 3	Total
Investment Companies-Equity*	$89,071,481			$89,071,481
Money Market Funds*	722,004			722,004
Total Investments in Securites	$89,793,485	$-	$-	$89,793,485
				.
	Alpha Architect Value Momentum Trend ETF
Liabilities	Level 1	Level 2	Level 3	Total
Investment Companies-Equity*	$(67,692,783)	$-	$-	$(67,692,783)
Total Investments in Securites	$(67,692,783)	$-	$-	$(67,692,783)

* For further detail on each asset class, see the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpha Architect ETF Trust

By (Signature and Title)   /s/ Wesley R. Gray
                                         Wesley R. Gray, Principal Executive Officer, President

Date   August 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Wesley R. Gray
                                         Wesley R. Gray, Principal Executive Officer, President

Date    August 13, 2019

By (Signature and Title)   /s/ John R. Vogel
                                          John R. Vogel, Principal Financial Officer, Treasurer

Date   August 13, 2019